Manually Signed

FORM D

03023731

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change)
Biofisica, LLC

Filing Under (Check boxes that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☑ Amendment

SEC MAIL PROCESSING RECEIVED JUN 23 2003 WASH. D.C. 181 SECTION

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Biofisica, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
1961 Travers Circle, Lawrenceville, Ga. 30044	(770) 962-1400
Address of Principal Business Operations (Number and Street,City, State Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)
Same as Executive Offices	(770) 962-1400

Brief Description of Business

development and sale of wound healing products based on electrical stimulation technology

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☑ other (please specify: limited liability company
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation of Organization: Month 1 0 Year 0 0 ☑ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) G A

PROCESSED JUN 24 2003 THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United Stated registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 5th Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be files with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is pre-dictated on the filing of a federal notice.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES ANDUSE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero". If the transaction is an exchange offering check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify LLC Membership Interests - Series B)	$ 1,150,000	$ 700,000
Total	1,150,000	$ 700,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if the answer is "none" or "zero".

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	9	$ 700,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this is filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	n/a	$
Regulation A	n/a	$
Rule 504	n/a	$
Total		$

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If amount of an expenditure Is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0
Printing and Engraving Costs	☑	$ 425
Legal Fees	☑	$ 49,250
Accounting Fees	☐	$ 0
Engineering Fees	☐	$ 0
Sales Commissions (specify finders' fees separately)	☐	$ 0
Other Expenses (identify) Blue Sky Filings ($325)	☑	$ 325
Total	☑	$ 50,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES ANDUSE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference Is the "adjusted gross proceeds to the issuer." .... $ 1,100,000

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be Used for each of the purposes shown. If the amount for any purpose is not known, furnish an Estimate and check the box to the left of the estimate. The total of the payments listed must equal The adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and Fees	☑ $ 5,000	☐ $ 0
Purchase of real estate	☐ $ 0	☐ $ 0
Purchase, rental or leasing and installation of machinery and equipment	☐ $ 0	☐ $ 0
Construction or leasing of plant buildings and facilities	☐ $ 0	☐ $ 0
Acquisitions of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ 0	☐ $ 0
Repayment of indebtedness	☐ $ 0	☐ $ 0
Working capital	☐ $ 0	☑ $ 390,000
Other (specify): Research and Development ($625,000); Sales and Marketing ($55,000); Operating Reserve ($25,000)	☐ $ 0	☑ $ 705,000
	☑ $ 5,000	☑ $ 1,095,000

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Biofisica, LLC	[signature]	06/16/03
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Rafael V. Andino	Manager	

ATTENTION

Intentional misstatements or omissions of fact constitutes federal criminal violations. (See 18 U.S.C. 1001.)